Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (3)
2022	$651,808	$605,669	$387,094	$366,173	$116.69	$11,247,000
2021	605,000	671,333	324,673	341,798	125.09	11,570,000

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote [Text Block]	John H. Montgomery, the Company's PEO, and Ralph Burchianti and Jennifer L. George, the Company's Non-PEO NEOs
PEO Total Compensation Amount	$ 651,808	$ 605,000
PEO Actually Paid Compensation Amount	$ 605,669	671,333
Adjustment To PEO Compensation, Footnote [Text Block]
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2022	2021	2022	2021
SCT Total	$651,808	$605,000	$387,094	$324,673
Less: Fiscal Year Equity Awards Grant Date Fair Value	115,374	—	55,380	—
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	(13,369)	53,066	(5,042)	11,910
Fair Value of Equity Compensation Granted in Current Year at Year-End	87,060	—	41,789	—
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	(4,456)	13,267	(2,288)	5,215
Compensation Actually Paid	$605,669	$671,333	$366,173	$341,798

Non-PEO NEO Average Total Compensation Amount	$ 387,094	324,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 366,173	341,798
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2022	2021	2022	2021
SCT Total	$651,808	$605,000	$387,094	$324,673
Less: Fiscal Year Equity Awards Grant Date Fair Value	115,374	—	55,380	—
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	(13,369)	53,066	(5,042)	11,910
Fair Value of Equity Compensation Granted in Current Year at Year-End	87,060	—	41,789	—
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	(4,456)	13,267	(2,288)	5,215
Compensation Actually Paid	$605,669	$671,333	$366,173	$341,798

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Cumulative TSR. For 2021 to 2022, the CAP to our PEO decreased by 9.78% , and the average of the CAP to the other Non-PEO NEOs increased by 7.13%, compared to a 6.71% decrease in our TSR over the same time period.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2021 to 2022, the CAP to our PEO decreased by 9.78%, and the average of the CAP to the other Non-PEO NEOs increased by 7.13%, compared to a 2.79% decrease in the Company's Net Income over the same time period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2021 to 2022, the CAP to our PEO decreased by 9.78%, and the average of the CAP to the other Non-PEO NEOs increased by 7.13%, compared to a 2.79% decrease in the Company's Net Income over the same time period.
Total Shareholder Return Amount	$ 116.69	125.09
Net Income (Loss)	$ 11,247,000	11,570,000
PEO Name	John H. Montgomery
Additional 402(v) Disclosure [Text Block]
(1) The Average SCT Table Total for Non-PEO NEOs consist of compensation for Mr. Burchianti and Ms. George for each year presented.
(2) The total shareholder return ("TSR") is calculated by taking the difference of the Company's stock price from the beginning of the measurement period, December 31, 2020 at $20.01, and the ending of the measurement periods of December 31, 2021 and 2022 at $24.07 and $21.43, respectively. Then adding total measurement period dividends of $0.96 for each of the years ended December 31, 2021 and 2022, dividing by the end of measurement period stock price.
(3) The Company's Net Income as reported on the Consolidated Statements of Income as filed in the Annual Report on Form 10-K on March 10, 2023.
	Fair value was calculated in accordance with the Company's methodology used for financial reporting purposes.TSR value represents the Company's TSR based on an initial $100 investment on December 31, 2020, assuming the reinvestment of dividends.Net income is calculated in accordance with GAAP and reflects the amounts reported in the Company's Annual Report on Form 10-K for the applicable year.
PEO [Member] | Equity Awards Grants Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 115,374	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,369)	53,066
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	87,060	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,456)	13,267
Non-PEO NEO [Member] | Equity Awards Grants Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,380	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,042)	11,910
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,789	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,288)	$ 5,215